SCHEDULE OF CONTRACTUAL OBLIGATIONS (Details)	Jun. 30, 2026 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Within 1 year	$ 179,996
2 – 5 years	637,079
More than 5 years	39,622
Total	$ 856,697